Other Gains - Summary of Other Gains (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Penalty and compensation income	¥ 1,118	¥ 764	¥ 658
Dividend income from unlisted securities			11
Others	1,271	1,204	1,131
Other gains	¥ 2,389	¥ 1,968	¥ 1,800